Taxation - Reconciliation of statutory tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the differences between statutory tax rate and the effective tax rate for China
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction (as a percent)	(0.31%)	(6.80%)	(8.10%)
Effect on tax holiday (as a percent)	0.21%	0.00%	0.00%
Changes in valuation allowance (as a percent)	(17.29%)	(15.00%)	(15.20%)
Permanent book-tax differences-non-deductible expenses (as a percent)	(7.92%)	(4.70%)	(9.00%)
Effective tax rate (as a percent)	(0.31%)	(1.50%)	(7.30%)